Tax (Tables)	12 Months Ended
Mar. 31, 2022
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The tax charge for the year can be analysed as follows:

	2022	2021[1]	2020[1]
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2021: 19%; 2020: 19%)	255	157	132
UK corporation tax adjustment in respect of prior years	(9)	15	5
	246	172	137
Overseas corporation tax	6	3	(2)
Overseas corporation tax adjustment in respect of prior years	(26)	(15)	(41)
	(20)	(12)	(43)
Total current tax from continuing operations	226	160	94
Deferred tax:
UK deferred tax	605	39	207
UK deferred tax adjustment in respect of prior years	(5)	(20)	(4)
	600	19	203
Overseas deferred tax	425	174	64
Overseas deferred tax adjustment in respect of prior years	7	7	9
	432	181	73
Total deferred tax from continuing operations	1,032	200	276

Total tax charge from continuing operations	1,258	360	370
1. Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
Disclosure of tax charged/(credited) to the consolidated statement of comprehensive income and equity
Tax charged/(credited) to the consolidated statement of comprehensive income and equity

	2022	2021[1]	2020[1]
	£m	£m	£m
Current tax:
Cash flow hedges, cost of hedging and own credit reserve	—	—	—
Deferred tax:
Investments at fair value through other comprehensive income	—	12	(1)
Cash flow hedges, cost of hedging and own credit reserve	(12)	6	(38)
Remeasurements of pension assets and post-retirement benefit obligations	493	462	(226)
Share-based payments	(4)	1	(2)
	477	481	(267)
Total tax recognised in the statements of comprehensive income from continuing operations	481	480	(265)
Total tax relating to share-based payments recognised directly in equity from continuing operations	(4)	1	(2)
	477	481	(267)
1. Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The tax charge for the year, for the continuing business, is higher (2021: higher tax charge; 2020: lower tax charge) than the standard rate of corporation tax in the UK of 19% (2021: 19%; 2020: 19%):

	2022	2021[1]	2020[1]
	£m	£m	£m
Profit before tax from continuing operations
Before exceptional items and remeasurements	2,880	1,628	1,963
Exceptional items and remeasurements	561	36	(563)
Profit before tax from continuing operations	3,441	1,664	1,400
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2021: 19%; 2020: 19%)	654	316	266
Effect of:
Adjustments in respect of prior years²	(33)	(12)	(31)
Expenses not deductible for tax purposes	47	29	24
Non-taxable income³	(49)	(7)	(18)
Adjustment in respect of foreign tax rates⁴	170	42	18
Deferred tax impact of change in UK tax rate	501	—	148
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(17)	(12)	(17)
Other[5]	(15)	4	(20)
Total tax charge from continuing operations	1,258	360	370

	%	%	%
Effective tax rate – continuing operations	36.6	21.6	26.4
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
2.    The prior year adjustments are primarily due to agreement of prior period tax returns.
3.    Includes tax on chargeable disposals after the offset of capital losses and tax on the profits deferred to the following accounting period.
4.    Includes remeasurement of US closing State deferred tax balances as a result of expected increase in the blended State tax rate following the disposal of NECO.
5.    Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and impact of fair value movements on capitalised hedging.

Disclosure of temporary difference, unused tax losses and unused tax credits
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2020	—	6,562	(48)	(360)	(55)	(1,653)	4,446
Exchange adjustments and other[2]	—	(501)	4	51	4	174	(268)
Charged/(credited) to income statement	—	373	—	(12)	1	(147)	215
Charged to other comprehensive income and equity	—	—	2	414	6	—	422
At 1 April 2021	—	6,434	(42)	93	(44)	(1,626)	4,815
Exchange adjustments and other[2]	—	247	(1)	1	1	(85)	163
Charged/(credited) to income statement	—	1,050	26	118	153	(117)	1,230
Charged/(credited) to other comprehensive income and equity	—	—	(6)	587	(10)	—	571
Reclassification to held for sale (note 10)	—	(643)	5	(166)	2	(1)	(803)
Acquisition of WPD (note 37)	429	622	—	142	(403)	(1)	789
At 31 March 2022	429	7,710	(18)	775	(301)	(1,830)	6,765
1.    The deferred tax asset of £1,830 million as at 31 March 2022 (2021: £1,626 million) in respect of other net temporary differences primarily relates to net operating losses of £428 million (2021: £455 million), US environmental provisions of £511 million (2021: £453 million) and US bad debt provision of £201 million (2021: £184 million).
2.    Exchange adjustments and other primarily comprises foreign exchange arising on translation of the US dollar deferred tax balances.
The total deferred tax assets not recognised are as follows:

	2022	2021
	£m	£m
Capital losses	2,363	1,620
Non-trade deficits	1	1
Trading losses	7	7